Supplemental disclosures to the consolidated statements of cash flows (Detail) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by operating activities included:
Cash payments for interest	$ 2,768
Interest capitalized	(54)
Cash payments for interest, net of amounts capitalized	$ 2,714
Predecessor
Net cash provided by operating activities included:
Cash payments for interest		$ 4,105		$ 3,639	$ 25,764	$ 116,379	$ 112,196
Interest capitalized		(248)		(1,076)	(2,139)	(9,670)	(13,491)
Cash payments for interest, net of amounts capitalized		3,857		2,563	23,625	106,709	98,705
Cash payments for income taxes					250	640	591
Cash payments for reorganization items		11,405			10,670
Non-cash financing activities included:
Repayment of Existing Credit Facility with proceeds from early termination of derivative contracts (See Note 6)			$ 103,560		103,560
Non-cash investing activities included:
Asset retirement obligation additions and revisions		716		100	22,282	4,000	7,461
Change in accrued oil and gas capital expenditures		$ 5,387		$ (11,045)	$ (19,725)	$ (105,312)	$ 43,971